Cover	Oct. 03, 2025
Entity Addresses [Line Items]
Document Type	POS EX
Amendment Flag	true
Amendment Description	BioVie Inc. (the “Company”) previously filed with the Securities and Exchange Commission (the “SEC”) a registration statement on Form S-1 (Registration No. 333-288525), which was declared effective by the SEC on August 7, 2025 (as amended, the “Registration Statement”). This Post-Effective Amendment No. 1 (this “Amendment”) to the Registration Statement is being filed as an exhibits-only filing solely to include the consent of EisnerAmper LLP with respect to its report, dated August 15, 2025, relating to the financial statements of the Company contained in its Annual Report on Form 10-K for the fiscal year ended June 30, 2025, filed herewith as Exhibit 23.1. Accordingly, this Amendment consists only of the facing page, this explanatory note, Item 16 of Part II of the Registration Statement, the signature pages to the Registration Statement and Exhibit 23.1. The report of EisnerAmper LLP was filed in Prospectus Supplement No. 1, dated October 3, 2025, filed with the SEC pursuant to Rule 424(b)(3). The prospectus, as supplemented, and the balance of Part II of the Registration Statement are unchanged hereby and have been omitted.
Entity Registrant Name	BioVie Inc.
Entity Central Index Key	0001580149
Entity Tax Identification Number	46-2510769
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	680 W Nye Lane
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Carson City
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89703
City Area Code	775
Local Phone Number	888-3162
Entity Well-known Seasoned Issuer	Yes
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	680 W Nye Lane
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Carson City
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89703
City Area Code	775
Local Phone Number	888-3162
Contact Personnel Name	Cuong Do